Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

	Pension and Other Post-Employment Benefits	Private Equity Investments	Foreign Currency Translation Adjustment	Total
As at December 31, 2022	99	29	1,342	1,470
Other Comprehensive Income (Loss), Before Tax	20	—	(43)	(23)
Reclassification on Divestiture	—	—	12	12
Income Tax (Expense) Recovery	(5)	—	—	(5)
As at September 30, 2023	114	29	1,311	1,454

As at December 31, 2023	55	85	1,068	1,208
Other Comprehensive Income (Loss), Before Tax	14	139	219	372
Income Tax (Expense) Recovery	(3)	(16)	—	(19)
As at September 30, 2024	66	208	1,287	1,561